Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 30, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated January 10, 2022 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 30, 2021, as revised September 9, 2021, as supplemented
Removal of Portfolio Manager
Min Htoo no longer serves as a portfolio manager of the Fund. The other existing portfolio managers, Raymond Chan, Max Jaffe, Robert Jordan, Ian Morris, Alberto Santulin, and Stephen Sullens, will continue to serve as portfolio managers of the Fund. In connection with this change, effective immediately, all references to Min Htoo in the Fund’s Prospectus are removed.
Addition of Portfolio Manager
Effective immediately, David Ben‑Ur is added as a portfolio manager of the Fund. The existing portfolio managers, Raymond Chan, Max Jaffe, Robert Jordan, Ian Morris, Alberto Santulin, and Stephen Sullens, will continue to serve as portfolio managers of the Fund. In connection with this addition, effective immediately, all references to the Fund’s portfolio managers in the Fund’s Prospectus are amended to include Mr. Ben‑Ur, as described below.
The “Management of the Fund—Portfolio Managers” section of the Prospectus is amended to include Mr. Ben‑Ur, Senior Managing Director of Blackstone Inc. (“Blackstone”) (Hedge Funds Solutions), as a portfolio manager of the Fund since January 2022.
The “More on Fund Management—Portfolio Managers” section of the Prospectus is amended to reflect that Mr. Ben‑Ur, a portfolio manager of the Fund since January 2022, is a Senior Managing Director of Blackstone (Hedge Fund Solutions) since January 2022 and, prior to joining Blackstone, was a Chief Investment Officer at CAM Capital.
Addition of Sub‑Adviser
Pursuant to action taken by the Board of Trustees of the Fund, Aperture Investors, LLC will serve as a discretionary sub‑adviser to the Fund.
Effective immediately, the Fund’s Prospectus is revised as follows:
The list of sub‑advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy
Aperture Investors, LLC	Equity Hedge Strategies
Bayforest Capital Limited	Multi-Strategy Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Clear Sky Advisers, LLC	Macro Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
Jasper Capital Hong Kong Limited	Equity Hedge Strategies
Magnetar Asset Management LLC	Event-Driven Strategies

Discretionary Sub‑Advisers	Principal Strategy
Mesarete Capital LLP	Relative Value Strategies
Nephila Capital Ltd.	Event-Driven Strategies
Sage Rock Capital Management LP	Event-Driven Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
TrailStone Commodity Trading US, LLC	Macro Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies

Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated January 10, 2022 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 30, 2021, as revised September 9, 2021, as supplemented
Removal of Portfolio Manager
Min Htoo no longer serves as a portfolio manager of the Fund. The other existing portfolio managers, Raymond Chan, Max Jaffe, Robert Jordan, Ian Morris, Alberto Santulin, and Stephen Sullens, will continue to serve as portfolio managers of the Fund. In connection with this change, effective immediately, all references to Min Htoo in the Fund’s Prospectus are removed.
Addition of Portfolio Manager
Effective immediately, David Ben‑Ur is added as a portfolio manager of the Fund. The existing portfolio managers, Raymond Chan, Max Jaffe, Robert Jordan, Ian Morris, Alberto Santulin, and Stephen Sullens, will continue to serve as portfolio managers of the Fund. In connection with this addition, effective immediately, all references to the Fund’s portfolio managers in the Fund’s Prospectus are amended to include Mr. Ben‑Ur, as described below.
The “Management of the Fund—Portfolio Managers” section of the Prospectus is amended to include Mr. Ben‑Ur, Senior Managing Director of Blackstone Inc. (“Blackstone”) (Hedge Funds Solutions), as a portfolio manager of the Fund since January 2022.
The “More on Fund Management—Portfolio Managers” section of the Prospectus is amended to reflect that Mr. Ben‑Ur, a portfolio manager of the Fund since January 2022, is a Senior Managing Director of Blackstone (Hedge Fund Solutions) since January 2022 and, prior to joining Blackstone, was a Chief Investment Officer at CAM Capital.
Addition of Sub‑Adviser
Pursuant to action taken by the Board of Trustees of the Fund, Aperture Investors, LLC will serve as a discretionary sub‑adviser to the Fund.
Effective immediately, the Fund’s Prospectus is revised as follows:
The list of sub‑advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy
Aperture Investors, LLC	Equity Hedge Strategies
Bayforest Capital Limited	Multi-Strategy Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Clear Sky Advisers, LLC	Macro Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
Jasper Capital Hong Kong Limited	Equity Hedge Strategies
Magnetar Asset Management LLC	Event-Driven Strategies

Discretionary Sub‑Advisers	Principal Strategy
Mesarete Capital LLP	Relative Value Strategies
Nephila Capital Ltd.	Event-Driven Strategies
Sage Rock Capital Management LP	Event-Driven Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
TrailStone Commodity Trading US, LLC	Macro Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies